Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases in its Consolidated Balance Sheet	The Group has operating leases for office spaces and venues for auto shows the Group utilizes under lease arrangements. As of December 31, 2023, the Group recognized the following items related to operating leases in its consolidated balance sheet.
	December 31,	December 31,
	2023	2023
	RMB	US$
ASSETS
Operating lease right-of-use assets	10,238	1,442
Less: impairment	(4,532)	(638)
Operating lease right-of-use assets, net	5,706	804
LIABILITIES
Short-term operating lease liabilities	(4,090)	(576)
Long-term operating lease liabilities	(6,099)	(859)

Schedule of Maturity of Operating Lease Liabilities	A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases for office spaces and venues for auto shows as of December 31, 2023 is as follows:
	December 31,	December 31,
	2023	2023
	RMB	US$
2024	4,447	626
2025	3,179	448
2026	3,179	448
2027	—	—
2028	—	—
Total lease payments	10,805	1,522
Less: imputed interest	(616)	(87)
Total	10,189	1,435
Current portion	(4,090)	(576)
Non-current portion	(6,099)	(859)